Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 22, 2014	Dec. 28, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of changes in goodwill by geographic area
A summary of changes in Safeway’s goodwill during the first 12 weeks of 2014 is as follows (in millions):

Balance – beginning of year:
Goodwill	$4,455.8
Accumulated impairment charges	(3,991.3)
464.5
Activity during the quarter:
Other adjustments (1)	0.1
0.1
Balance – end of quarter:
Goodwill	4,455.9
Accumulated impairment charges	(3,991.3)
Balance – end of quarter	$464.6

(1)	Primarily purchase price adjustments for Blackhawk's acquisition of Retailo AG.

A summary of changes in Safeway’s goodwill by geographic area is as follows (in millions):

		2013				2012
	U.S.	Canada		Total	U.S.	Canada	Total
Balance – beginning of year:
Goodwill	$4,364.9	$97.9		$4,462.8	$4,364.9	$96.2	$4,461.1
Accumulated impairment charges	(3,991.3)	—		(3,991.3)	(3,991.3)	—	(3,991.3)
	373.6	97.9		471.5	373.6	96.2	469.8
Activity during the year:
Disposal of CSL goodwill	—	(97.9)	(1)	(97.9)	—	—	—
Blackhawk acquisition of Retailo (2)	36.2	—		36.2	—	—	—
Blackhawk acquisition of InteliSpend (2)	54.2	—		54.2	—	—	—
Other adjustments (3)	0.5	—		0.5	—	1.7	1.7
	90.9	(97.9)		(7.0)	—	1.7	1.7
Balance – end of year (4):
Goodwill	4,455.8	—		4,455.8	4,364.9	97.9	4,462.8
Accumulated impairment charges	(3,991.3)	—		(3,991.3)	(3,991.3)	—	(3,991.3)
	$464.5	$—		$464.5	$373.6	$97.9	$471.5

(1)	See Note B.

(2)	See Note C.

(3)	Represents foreign currency translation.

(4)	Blackhawk goodwill was $133.5 million at year-end 2013 and $42.7 million at year-end 2012.